Related party transactions	6 Months Ended
Jun. 30, 2022
Loans from related parties
Related party transactions

16Related party transactions

Key management personnel compensation

Key management personnel are the members of the Board.

	June 30,	June 30,
	2022	2021
	£ 000	£ 000
Salaries and other short term employee benefits	629	140
Payments to defined contribution pension schemes	8	7
Share-based payments	79	76
	716	223

On September 11, 2020, the Group implemented an Enterprise Management Incentive scheme. The scheme comprises options over ordinary shares which are exercisable over a set period, dependent upon when the employee joined the scheme.

Reflecting the Company structure at the time, the individuals eligible and included within this scheme were key employees at the time of option granting. Therefore, the charge recognised upon the vesting of these options is included within key management personal compensation.

The impact of the modification to this scheme on March 15, 2022 is not included within key management personnel compensation.

The total charge recognised in relation to this modification is £6,545 thousand, of which £4,434 thousand relates to individuals who are members of the Board as at the date of the modification.

Summary of transactions with other related parties

During the period ending June 30, 2022 Imagination Industries Ltd did not pay compensation to any Directors (2021: Two) on behalf of the Group; did not advance any loan funds (June 30, 2021: £2,945,000) to the Group; and did not charge the Group any management fees (June 30, 2021: £127,000).

On 1 January, 2022 Domhnal Slattery was appointed chairman of the board of directors since January 2022. Domhnal Slattery is also the Chief Executive Officer of Avolon.